Reconciliation of Financial Statement to Form 5500 - Net increase in net assets (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Amounts reported per financial statements	$ 79,634,276
Adjustments:
Changes in adjustment from contract value to fair value for fully benefit-responsive investment contracts	2,460,147
Changes in deemed distributions of participant loans	795,585
Amounts reported per Form 5500	$ 82,890,008